UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Frank C. Byrd III
Title:  Managing Member
Phone:  212-207-3238


Signature, Place and Date of Signing:


/s/ Frank C. Byrd III             New York, New York           May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total: $ 118,712
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                              Title
                               of                         Value    SHRS OR   SH/ PUT/  Investment   Other        Voting Authority
Name of Issuer                Class           CUSIP      x$1000)   PRN AMT   PRN CALL  Discretion   Magrs       Sole    Shared  None
--------------                -----           -----      -------   -------   --------  ----------   --------   -------  ------  ----
CELEBRATE EXPRESS INC         COM             15100A104   5,309   1,011,235  SH          SOLE        NONE    1,011,235
BORDERS GROUP INC             COM             099709107   4,031     686,769  SH          SOLE        NONE      686,769
BORDERS GROUP INC             COM             099709107   2,087     355,500      CALL    SOLE        NONE      355,500
BARNES & NOBLE,INC            COM             067774109   7,840     255,783  SH          SOLE        NONE      255,783
CORE MARK HOLDING CO INC      COM             218681104  14,098     490,532  SH          SOLE        NONE      490,532
FROZEN FOOD EXPRESS INDS INC  COM             359360104  16,304   2,053,339  SH          SOLE        NONE    2,053,339
ISHARES TR                    DJ US REAL EST  464287739   3,854      59,200  SH          SOLE        NONE       59,200
HACKETT GROUP INC             COM             404609109   6,176   1,579,468  SH          SOLE        NONE    1,579,468
LINCOLN EDL SVCS CORP         COM             533535100   9,086     757,202  SH          SOLE        NONE      757,202
LEARNING TREE INTL INC        COM             522015106   8,481     604,947  SH          SOLE        NONE      604,947
NUTRACEUTICAL INTL CORP       COM             67060Y101   6,473     497,913  SH          SOLE        NONE      497,913
RUBY TUESDAY INC              COM             781182100  10,978   1,463,667  SH          SOLE        NONE    1,463,667
SCHOLASTIC CORP               COM             807066105   6,568     216,989  SH          SOLE        NONE      216,989
SPARTAN STORES INC            COM             846822104   5,899     282,948  SH          SOLE        NONE      282,948
SPDR TR                       UNIT SER 1      78462F103   3,194      24,200      PUT     SOLE        NONE       24,200
UNIVERSAL TECHNICAL INST INC  COM             913915104   2,812     239,700  SH          SOLE        NONE      239,700
WINN DIXIE STORES INC         COM NEW         974280307   5,523     307,500  SH          SOLE        NONE      307,500










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